Inx Token Liability (Details) - Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Inx Token Liability (Details) - Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up [Line Items]
Expected term (years)	14 days	1 month 17 days
Expected volatility	89.05%	71.56%
Top of range [member]
Inx Token Liability (Details) - Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up [Line Items]
Expected term (years)	6 months 10 days	1 year 6 months 10 days
Expected volatility	90.16%	103.37%